COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year Ending December 31,
2015	$28,255
2016	15,355
2017	15,208
Total	$58,818